Summary of Accounting Policies - Risk Management Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Foreign Exchange Forward
Derivative [Line Items]
Fair value of derivative liability	$ 1	$ 1